SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	12 Months Ended
Dec. 31, 2015
Securities Sold Under Agreements To Repurchase [Abstract]
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
NOTE 21: SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
Information concerning securities sold under agreements to repurchase is summarized as follows:

	2014	2015
	(EUR in millions)
Securities sold under agreements to repurchase	3,587	101
Securities sold under agreements to repurchase:
Average outstanding during the year	4,010	454
Weighted average interest rate during the year	0.52%	0.49%
Weighted average interest rate at year end	0.22%	1.48%
Amount outstanding at month end:
January	4,004	637
February	3,857	129
March	4,244	121
April	4,940	140
May	2,776	90
June	4,188	254
July	4,270	267
August	4,942	157
September	3,833	199
October	4,334	116
November	3,642	101

	2015
Securities sold under agreements to repurchase	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
	(EUR in millions)
Debt securities issued by other governments and public entities	-	20	20	-	40
Debt securities issued by financial institutions incorporated outside Greece	-	-	15	-	15
Corporate debt securities issued by companies incorporated in Greece	-	-	-	46	46
Total	-	20	35	46	101

Securities sold under agreements to repurchase are recorded at the amount of cash received in connection with the transaction.